RETIREMENT AND POSTRETIREMENT BENEFITS - PLAN CONTRIBUTIONS AND BENEFITS EXPECTED TO BE PAID (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Benefits Expected to be Paid by the Company
Expected future benefit payments for 2016	CAD 104
Expected future benefit payments for 2017	110
Expected future benefit payments for 2018	117
Expected future benefit payments for 2019	124
Expected future benefit payments for 2020	132
Expected future benefit payments for 2021-2025	782
Pension Plans
Benefits Expected to be Paid by the Company
Total contributions	116	CAD 138
Contributions expected to be paid in 2016	118
Other Postretirement Plans
Benefits Expected to be Paid by the Company
Total contributions	10	CAD 11
Contributions expected to be paid in 2016	CAD 11